BANK LOANS	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
BANK LOANS

NOTE 10 – BANK LOANS

Bank loans consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Dongguan Rural Commercial Bank (1)	$4,058,207	$4,969,454
Total	4,058,207	4,969,454
Less: short-term loans	(698,000)	(894,400)
Less: current portion of long-term loans	(1,324,854)	(759,339)
Long-term loans	$2,035,353	$3,315,715

(1)	On July 17, 2020, the Company entered into multiple loan facility agreements with Dongguan Rural Commercial Bank for an aggregate of $7.0 million (RMB50 million) to support the working capital needs and the Company’s current CIP projects. The loans have tenure varying between one and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points. The Company pledged the land use right of approximately $1.7 million and buildings of approximately $4.5 million from Meijia as collateral to secure total loans facility of $4.1 million (RMB30 million). Mr. Silong Chen, the CEO of the Company, pledged personal property as collateral to secure the remaining loans facility of $2.8 million (RMB20 million). Dongguan Dogness, Meijia and Mr. Silong Chen also provided guarantee for the loans. As of June 30, 2025, the outstanding balance was $4,058,207. The Company repaid $362,855 (RMB2,599,246) subsequent to the year end.

Interest expenses for the above-mentioned loans amounted to $200,150, $294,628 and $396,517 for the years ended June 30, 2025, 2024 and 2023, respectively.

The repayment schedule for the Company’s bank loans are as follows:

Twelve months ending June 30,	Repayment
2026	$2,022,854
2027	1,605,644
2028	428,208
2029	1,501
Total	$4,058,207